FAIR VALUE AND RISK MANAGEMENT - Risk Management - Foreign exchange risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Foreign exchange risk
Risk Management
Foreign currency denominated net assets	$ 6,400.0
Change in foreign currency rate	1.00%
Foreign exchange risk | Europe Operations | Unsecured Debentures | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	$ 1,300.0
Foreign exchange risk | Europe Operations | Unsecured Term Loan | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	550.4
Foreign exchange risk | United States | Unsecured Debentures | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	650.0
Foreign exchange risk | United States | Unsecured Term Loan | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	541.3
US dollar exchange risk
Risk Management
Gain (loss) on change in value of foreign currency exchange rate	44.5
Effect of exchange rate changes on revenue	2.5
Euro exchange risk
Risk Management
Gain (loss) on change in value of foreign currency exchange rate	19.5
Effect of exchange rate changes on revenue	$ 1.3